INTANGIBLE ASSETS NET (Details 1)	Jun. 30, 2023 USD ($)
Fiscal 2024	$ 33,528
Fiscal 2025	33,528
Fiscal 2026	33,528
Fiscal 2027	33,528
Thereafter	1,034,654
Total	1,185,530
INTANGIBLE ASSETS, NET [Member]
For the remainder of Fiscal 2023	30,815
Fiscal 2024	61,628
Fiscal 2025	60,817
Fiscal 2026	60,237
Fiscal 2027	59,657
Thereafter	101,997
Total	$ 375,151